Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-Accounted Associates (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of associates [line items]
Net income (loss)	$ 79	$ 30	[1]
Associates [member]
Disclosure of associates [line items]
Net income (loss)	11	(16)
OCI		5
Total comprehensive income (loss)	$ 11	$ (11)

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.